Schedule of estimated useful lives (Details)	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Leasehold Improvements [Member]
Office Furniture and Fittings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Office equipment Expected useful lives	3 years
Office Furniture and Fittings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Office equipment Expected useful lives	5 years
Office Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Office equipment Expected useful lives	3 years
Office Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Office equipment Expected useful lives	5 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Office equipment Expected useful lives	3 years